Analysis of bank and bond debt - Bank debt (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) item	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 29, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Analysis of bank and bond debt
Borrowings	£ 5,000					£ 1,738
700m term loan due October 2025
Analysis of bank and bond debt
Facility amount	579
Borrowings	£ 579
Interest rate	4.90%	4.90%
Principal amount | $		$ 700	$ 700
700m term loan due October 2025 | SOFR
Analysis of bank and bond debt
Adjustment to floating interest rate			0.60%
$1.0bn RCF due October 2027
Analysis of bank and bond debt
Facility amount	£ 827
Headroom	£ 827
Interest rate	0.14%	0.14%
Number of relationship banks | item	16
Principal amount | $		$ 1,000
£550m RCF due August 2025
Analysis of bank and bond debt
Facility amount						550
Headroom						£ 550
Interest rate						0.14%
Principal amount						£ 550
£120m RCF with ING Bank N.V.
Analysis of bank and bond debt
Principal amount				£ 0	£ 120